Statement of compliance	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Statement of compliance

2.	Statement of compliance
The unaudited condensed consolidated interim financial statements have been prepared in accordance with IFRS Accounting Standards IAS 34
Interi
m
Financial Reporting
as issued by the International Accounting Standard Board (IASB) and as adopted by the European Union. They do not include all the information required for full annual financial statements and should be read in conjunction with the consolidated financial statements of the company as at and for the year ended 31 December 2025. AB InBev did not early apply any new IFRS requirements that were not yet effective in 2026 and did not apply any European carve-outs from IFRS Accounting Standards.